SCHEDULE 1 - CONDENSED STATEMENTS of CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash Flows from Operating Activities:
Net (loss)/income	$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Share-based compensation	2,480	17,223
Changes in operating assets and liabilities
Prepaid expenses and other assets	(31,692)	(220,040)	(44,512)	(191,933)
Accrued expenses and other current liabilities	42,895	297,817	87,611	169,556
Net cash (used in)/ provided by operating activities	304,398	2,113,435	861,277	(227,041)
Cash Flows from Investing Activities:
Purchase of held-to-maturity investments	(34,411)	(238,917)	(110,000)
Net cash used in investing activities	(204,762)	(1,421,663)	(282,589)	(3,577)
Cash Flows from Financing Activities:
Cash contribution from owner			62	231,996
Proceeds from initial public offering, net of offering cost			441,600
Proceeds from concurrent private placement, net of offering cost			58,256
Payments of initial public offering cost	(3,143)	(21,824)
Net cash provided by financing activities	19,487	135,298	749,918	231,996
Effect of foreign exchange rate changes	4,228	29,356	101
Cash and cash equivalents, beginning of year		846,120	1,378
Cash and cash equivalents, end of year	139,453	968,225	846,120	1,378
YIRENDAI LTD
Cash Flows from Operating Activities:
Net (loss)/income	160,795	1,116,398	275,339	(27,708)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(165,007)	(1,145,645)	(275,340)	27,708
Share-based compensation	2,480	17,223
Changes in operating assets and liabilities
Prepaid expenses and other assets	(99)	(690)
Accrued expenses and other current liabilities	(373)	(2,592)	6,469
Net cash (used in)/ provided by operating activities	(2,204)	(15,306)	6,468
Cash Flows from Investing Activities:
Amounts due from subsidiaries	933	6,479	(75,429)
Purchase of held-to-maturity investments	(4,900)	(34,021)
Investment in a subsidiary				(231,996)
Net cash used in investing activities	(3,967)	(27,542)	(75,429)	(231,996)
Cash Flows from Financing Activities:
Cash contribution from owner			62	231,996
Proceeds from initial public offering, net of offering cost			441,600
Proceeds from concurrent private placement, net of offering cost			58,256
Payments of initial public offering cost	(3,143)	(21,824)
Net cash provided by financing activities	(3,143)	(21,824)	499,918	¥ 231,996
Effect of foreign exchange rate changes	4,111	28,542	(322)
Net increase in cash and cash equivalents	(5,203)	(36,130)	430,635
Cash and cash equivalents, beginning of year	62,024	430,635
Cash and cash equivalents, end of year	$ 56,821	¥ 394,505	¥ 430,635